Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Payable to suppliers	$ 3,286,280	$ 3,439,196
Salary and welfare payables	516,100	525,830
Accrued expenses and other current liabilities	1,789,419	2,010,249
Total	$ 5,591,799	$ 5,975,275